Related-party transactions and balances	12 Months Ended
Dec. 31, 2024
Related-party transactions and balances [Abstract]
Related-party transactions and balances
6.	Related-party transactions and balances
Transactions with key management personnel
i.	Key management personnel compensation
Compensation of the Group’s key management personnel includes only short-term employee benefits in the amount of $14,066,344, $13,185,131 and $17,384,930 during 2024, 2023 and 2022, respectively.
ii.	Outstanding balances with related parties as of December 31, 2024 and 2023 are shown as follows:

	As of December 31,
	2024	2023
Receivable
Affiliate:
Elías Sacal Cababie(1)	$—	$104,029,840
E.S. Agrupación, S. A. de C. V.(2)&(8)	—	35,582,383
Marcos Sacal Cohen(3)	—	540,031
Edgar Armando Padilla Pérez(4)	—	1,700,466
Rubén Álvarez Laris(5)	—	1,696,426
Total related parties receivable	—	143,549,146

Payable:
Affiliate:
Impulsora Turística de Vallarta, S. A. de C. V.(6)	$—	$39,121,151
Sofoplus S.A.P.I de C. V., SOFOM ER(7)	194,471,588	171,153,445
BVG Infraestructura, S. A. de C. V.(9)	—	10,030,992
Total related parties payable	194,471,588	220,305,588
Current portion	120,634,508	133,002,659
Long term portion	$73,837,080	$87,302,929

(1)	This balance is composed of several loan agreements as follows:
(a)
On February 10, 2023, Murano World granted a short-term loan of U.S.$2,865,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On February 10, 2024 the maturity was extended for a year. On April 30, 2024 the principal amount was repaid in full;

(b)
On April 14, 2023, Murano PV granted a short-term loan of $2,000,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was repaid on March 8, 2024, as part of the capital restructuring as described in note 2b.;

(c)
On April 14, 2023, Murano P.V. granted a short-term loan of U.S.$438,611 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.;

(d)
On September 26, 2023, Murano World granted a short-term loan of U.S.$3,200,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On April 30, 2024, the principal amount was repaid in full;

(e)
On January 19, 2024, Murano World granted a short-term loan up to $7,900,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. On April 30, 2024, the borrower paid $6,700,000. On November 4, 2024, this loan was repaid in full; and

(f)
On January 19, 2024, Murano World granted a short-term loan up to U.S.$3,360,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On April 30, 2024, the borrower paid U.S.$3,160,000. On November 4, 2024 this loan was repaid in full.

(2)	This balance is composed of several loan agreements as follows:
(a)
On February 10, 2023, Murano World granted a short-term loan of $9,620,660 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. On February 10, 2024 the maturity was extended for one year. On October 31, 2024, this loan was repaid in full;

(b)
On March 31, 2023, Murano World granted a short-term loan of U.S.$453,000 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On March 31, 2024, the maturity was extended for a year. On October 31, 2024, this loan was repaid in full;

(c)
On April 14, 2023, Murano PV granted a short-term loan of U.S.$359,368 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.;

(d)
On May 5, 2023, Murano PV granted a short-term loan of $30,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.;

(e)
On November 9, 2023, Murano World granted a short-term loan of $10,000,000 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. On October 31, 2024, this loan was repaid in full;

(f)
On May 2, 2024, Murano World granted a loan of up to $14,750,000 to ES Agrupación, S. A. de C. V., which matures in a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%. On October 31, 2024, this loan was repaid in full; and

(g)
On May 20, 2024, Murano World granted a loan of up to U.S.$1,850,000 to ES Agrupación, S. A. de C. V., which matures in one year that accrues interest at a rate of SOFR plus a spread of 3%. As of September 30, 2024, the borrower paid U.S.$647,000. On October 31, 2024, this loan was repaid in full.

(3)
Short-term loan agreement granted by Murano PV for $492,000 dated May 5, 2023, with a one-year maturity that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.

(4)	Before the capital restructuring held on March 8, 2024 this individual used to be a minority shareholder of certain entities in the Group. This balance is composed as follows:
(a)
On May 5, 2023, Murano Management granted a short-term loan of $1,546,669 (Mexican pesos) with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024 as part of the capital restructuring as described in note 2.b. and

(b)
On May 5, 2023, Murano Management granted a short-term loan of $4,400 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2.b.

(5)
Before the capital restructuring held on March 8, 2024 this individual used to be a minority shareholder of certain entities in the Group. On May 5, 2023, Murano Management granted a short-term loan of $4,400 with a maturity of one year that accrues interest at a rate of TIIE 28 days plus a spread of 3%. The principal amount was paid on March 8, 2024, as part of the capital restructuring as described in note 2b.

(6)
Loan agreement granted to Murano World signed on May 2, 2021, with a 36-month termination period. The amount of the loan is $97,500,000 and accrued interest at an annual rate of 17.75%. On May 2, 2024, the maturity of this loan was extended for one year. On April 30, 2024, Impulsora Turística de Vallarta granted a 36-month loan to Murano World in the amount of $17,200,000 with an annual interest rate of 17.75% and payments of principal after 12 months of the signing date. On October 31, 2024 these loans were repaid in full.

(7)
Syndicated secured mortgage loan for up to U.S.$30,000,000 (U.S.15,000,000 granted by Exitus and U.S.$15,000,000 granted by Sofoplus to Murano World) which matures on June 24, 2025, and causes interest at an annual rate of 15.00% for which the major shareholders are joint obligors. As of September 30, 2024, the balance of this loan is $164,275,291 (U.S.$8,929,033) including interest. The balance also includes $10,900,936 of invoices discounted by one supplier of the Group and Sofoplus with maturity on January 28, 2025. On November 29,2024 the Group paid $1,000,000 to the principal balance of the discounted invoices and $605,294 of interest. The balance as of December 31, 2024 is $9,828,201.

On September 30, 2024, Murano World signed a loan agreement with Sofoplus up to U.S.$3,600,000 with disbursements of U.S.$700,000, U.S.$100,000, U.S.$800,000, U.S.$1,000,000 and U.S.$1,000,000 on September 30, 2024, October 3, 2024, October 31, 2024, November 29, 2024, and December 13, 2024, respectively. The Group used this loan to repay the balance of the secured mortgage loan of U.S. $15,000,000. This loan requires us to pay monthly interest at the annual interest rate of 16% starting on October 1, 2024, with maturity on October 1, 2026.
(8)
On May 2, 2024, ES Agrupación, S. A. de C. V. granted a loan of $317,000,000 to Murano World. The lender had agreed to convert the loan balance into a small minority equity interest in the Cancun II project, however, the Group analyzed the merits of this transaction in line with the pipeline development plan and management decided to repay the balance in full on October 31, 2024.

(9)
On March 1, 2023, Inmobiliaria Insurgentes obtained a short-term loan granted by BVG Infraestructura, S. A. de C. V. of U.S.$955,011 with a maturity of one year that accrues interest at a rate of 3M SOFR plus a spread of 3%. On March 1, 2024, the maturity of this loan was extended for one year. On October 31, 2024, these loans were repaid in full.

Reconciliation of movements of liabilities to cash flows arising from financing activities

Long-term debt
Balances as of January 1, 2024	$220,305,588
Payments	(476,238,335)
Interest paid	(35,380,058)
Proceeds from loans	417,288,465
Accrued interest	33,666,513
Total changes from financing cash flows	159,642,173
Effect on changes in foreign exchange rates	34,829,415
Balances as of December 31, 2024	$194,471,588

Long-term debt
Balances as of January 1, 2023	$274,489,347
Payments	(96,693,781)
Interest paid	(37,140,328)
Proceeds from loans	60,581,457
Accrued interest	39,901,733
Total changes from financing cash flows	241,138,428
Effect on changes in foreign exchange rates	(20,832,840)
Balances as of December 31, 2023	$220,305,588